Redeemable Convertible Preferred Stock, Redeemable Common Stock, and Stockholders Equity (Deficit) - Warrants to Purchase Common Stock (Q2) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 21, 2025	Dec. 31, 2024
Equity [Abstract]
Warrant liability					$ 200
Change in fair value loss	$ 49		$ 64
Exercise price of warrants (usd per share)				$ 1.5495
Fair value adjustment of warrants, before modification		$ 29
Modification fees		$ 2